Property, Plant and Equipment (Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Utility:
Generation	$ 23,720	$ 23,378
Transmission	15,179	13,798
Distribution	20,154	19,370
Storage	76	76
Nuclear fuel	2,373	2,306
General and other	1,625	1,527
Plant under construction	5,308	3,393
Total utility	68,435	63,848
Non-jurisdictional - including plant under construction	1,834	1,694
Nonutility:
Nonregulated generation-nuclear	1,935	1,773
Nonregulated generation-solar	411	1,941
Nuclear fuel	954	1,056
Other-including plant under construction	1,609	1,184
Total nonutility	4,909	5,954
Total property, plant and equipment	75,178	71,496
Virginia Electric and Power Company
Utility:
Generation	17,611	17,325
Transmission	13,034	11,760
Distribution	14,681	13,621
Nuclear fuel	1,823	1,702
General and other	1,019	912
Plant under construction	4,685	2,865
Total utility	52,853	48,185
Non-jurisdictional - including plant under construction	1,834	1,694
Nonutility:
Other-including plant under construction	10	11
Total nonutility	10	11
Total property, plant and equipment	$ 54,697	$ 49,890